UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-09607

                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 27.7%

	REAL ESTATE INVESTMENT TRUSTS — 3.3%
2,084,600	Seritage Growth Properties (a)	$92,764,700

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 15.8%
23,136,502	The St. Joe Co. (a)(b)(c)	437,048,523

	RETAIL DEPARTMENT STORES — 7.1%
14,497,773	Sears Holdings Corp. (a)(b)(c)(d)	192,385,448
640,300	Sears Hometown and Outlet Stores, Inc. (b)	4,213,174

		196,598,622

	RETAILER — 1.5%
2,415,527	Lands’ End, Inc. (a)(b)	42,513,275

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,645,800,421)		768,925,120

	FOREIGN EQUITY SECURITIES — 2.3%

	CANADA — 2.3%

	METALS & MINING — 1.3%
7,152,813	Imperial Metals Corp. (a)(b)	35,834,969

	RETAIL DEPARTMENT STORES — 1.0%
10,075,672	Sears Canada, Inc. (a)(b)	27,909,611

TOTAL FOREIGN EQUITY SECURITIES (COST $152,946,738)		63,744,580

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 18.5%

	MORTGAGE FINANCE — 18.5%
	Federal Home Loan Mortgage Corp.
50,025,248	7.875%, Series Z (b)(e)	$185,093,418
5,750,575	5.570%, Series V (b)	15,871,587
2,726,100	6.550%, Series Y (b)	7,769,385
1,614,250	0.680%, Series M (b)(e)	7,909,825
1,308,929	1.195%, Series B (b)(e)	6,348,306
1,119,600	5.100%, Series H (b)	6,157,912
519,142	1.680%, Series L (b)(e)	2,465,925
450,000	5.900%, Series U (b)	1,242,000
437,340	5.660%, Series W (b)	1,202,685
200,000	5.000%, Series F (b)	942,000
	Federal National Mortgage Association
57,852,719	7.750%, Series S (b)(e)	222,732,968
5,049,143	7.000%, Series O (b)(e)	32,062,058
3,558,097	4.500%, Series P (b)(e)	11,670,558
1,557,500	6.750%, Series Q (b)	5,638,150
1,500,000	7.625%, Series R (b)	5,355,000
256,000	0.400%, Series G (b)(e)	1,623,040

		514,084,817

	RETAIL DEPARTMENT STORES — 0.0%
15,405	Sears Roebuck Acceptance Corp.
	7.400% (a)(c)(d)	184,860

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $691,233,831)		514,269,677

	WARRANTS — 3.9%

	DIVERSIFIED BANKS — 0.7%
4,250,218	Bank of America Corp., Vested, Strike Price $13.032, Expire 01/16/2019 (b)(f)	20,528,553

	MULTI-LINE INSURANCE — 3.2%
3,932,236	American International Group, Inc.,
	Vested, Strike Price $44.583, Expire 01/19/2021 (b)(f)	87,885,475

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

Shares		Value
	WARRANTS (CONTINUED) — 3.9%

	RETAIL DEPARTMENT STORES — 0.0%
222,319	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	$862,598

TOTAL WARRANTS (COST $91,566,734)		109,276,626

Principal

	DOMESTIC CORPORATE BONDS — 16.9%

	OIL & GAS DRILLING — 1.3%
$ 45,863,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	36,117,113

	OIL & NATURAL GAS EXPLORATION — 10.8%
	Chesapeake Energy Corp.
1,000,000	6.500%, 08/15/2017	1,002,900
110,739,000	7.250%, 12/15/2018	110,960,478
14,759,000	3.930%, 04/15/2019 (e)	13,356,895
193,740,000	6.625%, 08/15/2020	173,397,300

		298,717,573

	RETAIL DEPARTMENT STORES — 4.8%
	Sears Holdings Corp.
7,715,000	6.625%, 10/15/2018 (a)(c)(d)	7,323,850
143,408,000	8.000%, 12/15/2019 (a)(c)(d)	122,054,549
	Sears Roebuck Acceptance Corp.
823,000	6.875%, 10/15/2017 (a)(c)(d)	779,381
6,886,000	7.500%, 10/15/2027 (a)(c)(d)	4,464,882

		134,622,662

TOTAL DOMESTIC CORPORATE BONDS (COST $440,015,286)		469,457,348

	FOREIGN CORPORATE BONDS — 5.3%

	CANADA — 5.3%

	METALS & MINING — 5.3%
	Imperial Metals Corp.
156,780,000	7.000%, 03/15/2019 (a)(g)	145,836,756

TOTAL FOREIGN CORPORATE BONDS (COST $149,567,384)		145,836,756

Principal		Value

	COMMERCIAL PAPER — 21.2%

	AUTOMOTIVE RETAIL — 4.5%
	AutoNation, Inc.
$65,000,000	0.950%, 09/01/2016 (g)(h)	$64,998,366
30,000,000	1.050%, 09/07/2016 (g)(h)	29,994,633
30,000,000	1.050%, 09/08/2016 (g)(h)	29,993,853

		124,986,852

	DIVERSIFIED TELECOMMUNICATIONS — 0.7%
20,000,000	Telus Corp.
	0.670%, 09/15/2016 (g)(h)	19,993,833

	FOOD PRODUCTS — 1.2%
	Kraft Heinz Co.
3,000,000	0.910%, 09/06/2016 (g)(h)	2,999,541
10,000,000	0.860%, 09/12/2016 (g)(h)	9,996,893
20,000,000	0.860%, 09/13/2016 (g)(h)	19,993,247

		32,989,681

	LODGING — 2.8%
	Wyndham Worldwide Co.
17,000,000	0.930%, 09/09/2016 (g)(h)	16,996,069
10,000,000	0.930%, 09/12/2016 (g)(h)	9,996,893
30,000,000	0.940%, 09/13/2016 (g)(h)	29,989,871
20,000,000	1.000%, 09/15/2016 (g)(h)	19,992,167

		76,975,000

	MULTIMEDIA — 1.3%
36,000,000	Viacom, Inc.
	1.050%, 09/08/2016 (g)(h)	35,994,224

	OIL & GAS STORAGE & TRANSPORTATION — 4.5%
	Williams Partners L.P.
20,000,000	1.251%, 09/01/2016 (g)(h)	19,999,497
53,880,000	1.251%, 09/06/2016 (g)(h)	53,871,756
51,000,000	1.200%, 09/07/2016 (g)(h)	50,990,877

		124,862,130

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 21.2%

	OIL & NATURAL GAS EXPLORATION — 6.2%
	Canadian Natural Resources Ltd.
$52,000,000	1.070%, 09/01/2016 (g)(h)	$51,998,837
26,000,000	1.070%, 09/02/2016 (g)(h)	25,998,834
32,500,000	1.231%, 09/06/2016 (g)(h)	32,495,574
12,000,000	1.000%, 09/07/2016 (g)(h)	11,998,087
50,000,000	Suncor Energy, Inc.
	0.750%, 09/13/2016 (g)(h)	49,986,729

		172,478,061

TOTAL COMMERCIAL PAPER (COST $588,284,337)		588,279,781

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
50,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	49,972,050

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,966,670)		49,972,050

Shares		Value

	MONEY MARKET FUNDS — 0.6%
15,913,754	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20% (i)	$15,913,754

TOTAL MONEY MARKET FUNDS (COST $15,913,754)		15,913,754

	MISCELLANEOUS INVESTMENTS — 1.7%(j)
(COST $44,630,962)		45,942,000

TOTAL INVESTMENTS — 99.9% (COST $3,869,926,117)		2,771,617,692
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	3,544,519

NET ASSETS — 100.0%		$2,775,162,211

(a)	Affiliated Company. See Note 3.
(b)	Non-income producing security.
(c)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $765,104,091, which represents 27.57% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2016 Carrying Value Per Unit
7,715,000	Sears Holdings Corp., 6.625%	09/10/2015-10/30/2015	$7,757,214	$94.93
143,408,000	Sears Holdings Corp., 8.000%	09/10/2015-10/30/2015	$144,784,138	$85.11
14,497,773	Sears Holdings Corp.	09/19/2005-12/11/2015	$881,679,980	$13.27
222,319	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,947,990	$3.88
6,886,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,138,365	$64.84
823,000	Sears Roebuck Acceptance Corp., 6.875%	09/23/2015-09/29/2015	$796,978	$94.70
15,405	Sears Roebuck Acceptance Corp., 7.400%	09/08/2015-09/24/2015	$253,311	$12.00
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$18.89

(d)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(e)	Variable rate security. Rates shown are the effective rates as of August 31, 2016.
(f)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on August 31, 2016, had a conversion ratio of 1:1.11 and 1:1.009, respectively.
(g)	Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $734,116,537, which represents 26.45% of The Fairholme Fund’s net assets.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of August 31, 2016.
(j)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 7.9%

	REAL ESTATE INVESTMENT TRUSTS — 7.9%
375,100	Seritage Growth Properties	$16,691,950

TOTAL DOMESTIC EQUITY SECURITIES (COST $14,497,551)		16,691,950

	DOMESTIC PREFERRED EQUITY SECURITIES — 18.1%

	CONSUMER FINANCE — 5.1%
428,500	GMAC Capital Trust I, Inc.
	6.602%, Series 2 (a)	10,823,910

	MORTGAGE FINANCE — 10.1%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(b)	4,440,000
1,029,724	6.550%, Series Y (b)	2,934,713
396,000	5.100%, Series H (b)	2,178,040
98,355	6.000%, Series P (b)	507,512
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(b)	7,413,625
520,000	7.750%, Series S (a)(b)	2,002,000
500,000	6.750%, Series Q (b)	1,810,000

		21,285,890

	OIL & NATURAL GAS EXPLORATION — 1.0%
	Chesapeake Energy Corp.
47,200	5.000%	1,888,000
600	5.750% (c)	241,962
100	5.750% (c)	41,101

		2,171,063

	RETAIL DEPARTMENT STORES — 1.9%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	2,124,805
149,931	7.400% (d)(e)	1,799,172

		3,923,977

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $46,545,753)		38,204,840

Principal		Value

	DOMESTIC CORPORATE BONDS — 33.3%

	DIVERSIFIED BANKS — 1.0%
$ 2,097,000	Bank of America Corp.
	8.000%, 07/29/2049 (a)	$2,154,667

	OIL & GAS DRILLING — 5.3%
14,155,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	11,147,063

	OIL & NATURAL GAS EXPLORATION — 8.9%
	Chesapeake Energy Corp.
10,850,000	7.250%, 12/15/2018	10,871,700
8,856,000	6.625%, 08/15/2020	7,926,120

		18,797,820

	PHARMACEUTICALS — 4.1%
8,500,000	Valeant Pharmaceuticals International, Inc.
	6.750%, 08/15/2018 (c)	8,534,000

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
9,176,000	Homefed Corp.
	6.500%, 06/30/2018 (c)	9,180,588

	RETAIL DEPARTMENT STORES — 9.6%
23,738,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)(e)	20,203,837
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	61,598
11,000	6.750%, 01/15/2028 (d)(e)	7,397
40,000	6.500%, 12/01/2028 (d)(e)	26,900
50,000	7.000%, 06/01/2032 (d)(e)	33,625

		20,333,357

TOTAL DOMESTIC CORPORATE BONDS (COST $70,051,685)		70,147,495

	FOREIGN CORPORATE BONDS — 21.0%

	CANADA — 21.0%

	METALS & MINING — 21.0%
	Imperial Metals Corp.
47,700,000	7.000%, 03/15/2019 (c)	44,370,540

TOTAL FOREIGN CORPORATE BONDS (COST $45,432,385)		44,370,540

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 12.3%

	AUTOMOTIVE RETAIL — 2.9%
	AutoNation, Inc.
$6,000,000	0.950%, 09/01/2016 (c)(f)	$5,999,849

	FOOD PRODUCTS — 2.4%
	Kraft Heinz Co.
5,000,000	0.860%, 09/09/2016 (c)(f)	4,998,844

	MULTIMEDIA — 1.4%
	Viacom, Inc.
3,000,000	1.000%, 09/07/2016 (c)(f)	2,999,580

	OIL & GAS STORAGE & TRANSPORTATION — 2.8%
	Williams Partners L.P.
6,000,000	1.251%, 09/06/2016 (c)(f)	5,999,082

	OIL & NATURAL GAS EXPLORATION — 2.8%
	Canadian Natural Resources Ltd.
6,000,000	1.231%, 09/06/2016 (c)(f)	5,999,183

TOTAL COMMERCIAL PAPER (COST $25,996,711)		25,996,538

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
5,000,000	U.S. Treasury Notes 0.500%, 04/30/2017 (f)	4,997,205

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,996,667)		4,997,205

Shares		Value

	MONEY MARKET FUNDS — 1.4%
3,031,766	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20% (g)	$3,031,766

TOTAL MONEY MARKET FUNDS (COST $3,031,766)		3,031,766

	MISCELLANEOUS INVESTMENTS — 4.3%(h)
(COST $8,788,610)		8,970,000

TOTAL INVESTMENTS — 100.7% (COST $219,341,128)		212,410,334

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%	(1,536,701)

NET ASSETS — 100.0%		$210,873,633

(a)	Variable rate security. Rates shown are the effective rates as of August 31, 2016.
(b)	Non-income producing security.
(c)	Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $88,364,729, which represents 41.90% of The Income Fund’s net assets.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

(d)	Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $24,257,334, which represents 11.50% of The Income Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	08/31/2016 Carrying Value Per Unit
23,738,500	Sears Holdings Corp., 8.000%	08/17/2015-08/27/2015	$22,367,064	$85.11
178,106	Sears Roebuck Acceptance Corp., 7.000%	08/18/2015-08/28/2015	$2,550,795	$11.93
149,931	Sears Roebuck Acceptance Corp., 7.400%	08/18/2015-08/26/2015	$2,150,510	$12.00
95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$64.84
11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$67.25
40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$67.25
50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$67.25

(e)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of August 31, 2016.
(h)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 30.3%

	REAL ESTATE INVESTMENT TRUSTS — 18.9%
974,050	Seritage Growth Properties	$43,345,225

	RETAIL DEPARTMENT STORES — 10.3%
1,793,900	Sears Holdings Corp. (a)(b)(c)	23,805,053

	RETAILER — 1.1%
140,000	Lands’ End, Inc. (c)	2,464,000

TOTAL DOMESTIC EQUITY SECURITIES (COST $108,428,071)		69,614,278

	FOREIGN EQUITY SECURITIES — 8.1%

	CANADA — 8.1%

	METALS & MINING — 5.7%
2,623,506	Imperial Metals Corp. (c)	13,143,536

	RETAIL DEPARTMENT STORES — 2.4%
1,938,443	Sears Canada, Inc. (c)	5,369,487

TOTAL FOREIGN EQUITY SECURITIES (COST $36,609,754)		18,513,023

	DOMESTIC PREFERRED EQUITY SECURITIES — 13.7%

	MORTGAGE FINANCE — 13.7%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (c)(d)	14,922,470
	Federal National Mortgage Association
4,301,200	7.750%, Series S (c)(d)	16,559,620

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		31,482,090

Shares		Value

	WARRANTS — 10.8%

	DIVERSIFIED BANKS — 7.0%
3,308,861	Bank of America Corp., Vested, Strike Price $13.032, Expire 01/16/2019 (c)(e)	$15,981,799

	MULTI-LINE INSURANCE — 3.0%
311,515	American International Group, Inc., Vested, Strike Price $44.583, Expire 01/19/2021 (c)(e)	6,962,360

	RETAIL DEPARTMENT STORES — 0.8%
474,266	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(e)	1,840,150

TOTAL WARRANTS (COST $14,721,823)		24,784,309

Principal

	DOMESTIC CORPORATE BONDS — 15.1%

	OIL & GAS DRILLING — 3.7%
$10,800,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	8,505,000

	OIL & NATURAL GAS EXPLORATION — 11.4%
	Chesapeake Energy Corp.
13,755,000	7.250%, 12/15/2018	13,782,510
13,745,000	6.625%, 08/15/2020	12,301,775

		26,084,285

TOTAL DOMESTIC CORPORATE BONDS (COST $29,013,668)		34,589,285

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 11.3%

	AUTOMOTIVE RETAIL — 3.5%
$8,000,000	AutoNation, Inc.
	0.950%, 09/01/2016 (f)(g)	$7,999,799

	FOOD PRODUCTS — 2.2%
5,000,000	Kraft Heinz Co.
	0.910%, 09/06/2016 (f)(g)	4,999,235

	MULTIMEDIA — 0.4%
1,000,000	Viacom, Inc.
	1.000%, 09/07/2016 (f)(g)	999,860

	OIL & GAS STORAGE & TRANSPORTATION — 3.0%
7,000,000	Williams Partners L.P.
	1.251%, 09/06/2016 (f)(g)	6,998,929

	OIL & NATURAL GAS EXPLORATION — 2.2%
5,000,000	Canadian Natural Resources Ltd.
	1.231%, 09/06/2016 (f)(g)	4,999,319

TOTAL COMMERCIAL PAPER (COST $25,997,368)		25,997,142

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$5,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	$4,997,205

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,996,667)		4,997,205

Shares

	MONEY MARKET FUNDS — 6.0%
13,732,075	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20% (h)	13,732,075

TOTAL MONEY MARKET FUNDS (COST $13,732,075)		13,732,075

	MISCELLANEOUS INVESTMENTS — 4.4%(i)
(COST $9,933,032)		10,140,000

TOTAL INVESTMENTS — 101.9% (COST $280,732,052)		233,849,407
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%	(4,346,009)

NET ASSETS — 100.0%		$229,503,398

(a)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $25,645,203, which represents 11.17% of The Allocation Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2016 Carrying Value Per Unit
1,793,900	Sears Holdings Corp.	08/19/2011-12/11/2014	$65,137,769	$13.27
474,266	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/17/2014-11/24/2014	$3,323,528	$ 3.88

(b)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of August 31, 2016.
(e)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on August 31, 2016, had a conversion ratio of 1:1.11 and 1:1.009, respectively.
(f)	Restricted security as defined in Rule 144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $25,997,142, which represents 11.33% of The Allocation Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2016.
(i)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2016 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2016, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2016, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Funds and other investment entities managed by the Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Company’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2016, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/16
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$4,213,174	$192,385,448	$196,598,622
Other Industries*	572,326,498	—	572,326,498
Foreign Equity Securities*	63,744,580	—	63,744,580
Domestic Preferred Equity Securities
Mortgage Finance	497,000,961	17,083,856	514,084,817
Retail Department Stores	—	184,860	184,860
Warrants
Retail Department Stores	—	862,598	862,598
Other Industries*	108,414,028	—	108,414,028
Domestic Corporate Bonds*	—	469,457,348	469,457,348
Foreign Corporate Bonds*	—	145,836,756	145,836,756
Commercial Paper*	—	588,279,781	588,279,781
U.S. Government Obligations	—	49,972,050	49,972,050
Money Market Funds	15,913,754	—	15,913,754
Miscellaneous Investments	—	45,942,000	45,942,000

TOTAL INVESTMENTS	$1,261,612,995	$1,510,004,697	$2,771,617,692

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$16,691,950	$—	$16,691,950
Domestic Preferred Equity Securities
Mortgage Finance	21,285,890	—	21,285,890
Oil & Natural Gas Exploration	1,888,000	283,063	2,171,063
Retail Department Stores	—	3,923,977	3,923,977
Consumer Finance	10,823,910	—	10,823,910
Domestic Corporate Bonds*	—	70,147,495	70,147,495
Foreign Corporate Bonds*	—	44,370,540	44,370,540
Commercial Paper*	—	25,996,538	25,996,538
U.S. Government Obligations	—	4,997,205	4,997,205
Money Market Funds	3,031,766	—	3,031,766
Miscellaneous Investments	—	8,970,000	8,970,000

TOTAL INVESTMENTS	$53,721,516	$158,688,818	$212,410,334

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/16
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$23,805,053	$23,805,053
Other Industries*	45,809,225	—	45,809,225
Foreign Equity Securities*	18,513,023	—	18,513,023
Domestic Preferred Equity
Securities*	31,482,090	—	31,482,090
Warrants
Retail Department Stores	—	1,840,150	1,840,150
Other Industries*	22,944,159	—	22,944,159
Domestic Corporate Bonds*	—	34,589,285	34,589,285
Commercial Paper*	—	25,997,142	25,997,142
U.S. Government Obligations	—	4,997,205	4,997,205
Money Market Funds	13,732,075	—	13,732,075
Miscellaneous Investments	—	10,140,000	10,140,000

TOTAL INVESTMENTS	$132,480,572	$101,368,835	$233,849,407

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fairholme Fund and The Allocation Fund had transfers of $335,459,913 or 7.27% and $49,276,906 or 16.56%, respectively, of net assets as November 30, 2015 from Level 1 and Level 2 during the period ended August 31, 2016. Transfers from Level 1 to Level 2 are due to either the markets for investments were not considered active as of August 31, 2016 or Sears Holdings Corp. securities are considered control securities under Rule 144 and treated as restricted securities for valuation and liquidity purposes. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities.

The Income Fund did not have material transfers between Level 1 and Level 2 during the period ended August 31, 2016. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2016, or November 30, 2015.

Warrants: The Funds’ investments in warrants as of August 31, 2016, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the period ended August 31, 2016, had an average monthly market value of approximately $260,746,933 and $30,164,965 respectively.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2016 (unaudited)

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at August 31, 2016, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$3,888,883,678	$85,498,153	$(1,202,764,139)	$(1,117,265,986)
The Income Fund	219,458,875	6,491,727	(13,540,268)	(7,048,541)
The Allocation Fund	281,038,764	20,574,267	(67,763,624)	(47,189,357)

The difference between book basis and tax basis for The Fairholme Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s net unrealized depreciation is attributable to capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of August 31, 2016, amounted to $1,109,963,402 representing 40.00% of the Fairholme Fund’s net assets.

Transactions in the Fairholme Fund during the period ended August 31, 2016, in which the issuer was an affiliate are as follows:

	November 30, 2015	Gross Additions	Gross Deductions	August 31, 2016
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	7,132,613	20,200	—	7,152,813	$35,834,969	$—	$—
Lands’ End, Inc.	2,415,527	—	—	2,415,527	42,513,275	—	—
NOW, Inc.(a)	6,266,800	—	6,266,800	—	—	4,747,689	—
Sears Holdings Corp.	14,219,873	277,900	—	14,497,773	192,385,448	—	—
Sears Canada, Inc.	9,685,672	390,000	—	10,075,672	27,909,611	—	—
Seritage Growth Properties	2,084,600	—	—	2,084,600	92,764,700	—	2,084,600
The St. Joe Co.	23,136,502	—	—	23,136,502	437,048,523	—
Sears Roebuck Acceptance Corp. 7.400%	15,405	—	—	15,405	184,860	—	21,374
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	222,319	—	—	222,319	862,598	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$156,780,000	$—	$—	$156,780,000	145,836,756	—	10,034,376
Sears Holdings Corp. 6.625%, 10/15/2018	$ 22,022,000	$—	$14,307,000	$7,715,000	7,323,850	(1,522,470)	505,680
Sears Holdings Corp. 8.000%, 12/15/2019	$143,408,000	$—	$—	$143,408,000	122,054,549	—	8,374,395
Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017	$ 823,000	$—	$—	$823,000	779,381	—	51,541
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$ 6,886,000	$—	$—	$6,886,000	4,464,882	—	441,694

Total					$1,109,963,402	$3,225,219	$21,513,660

(a)	Company is no longer considered an “affiliated company” at August 31, 2016

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/27/2016

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	10/27/2016

* Print the name and title of each signing officer under his or her signature.